Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 104,187	£ 113,760	[1]	£ 80,240
Trading portfolio liabilities	(37,882)	(37,351)	[1]	£ (34,687)
Debt securities and other eligible bills [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	57,283	51,200
Trading portfolio liabilities	(25,394)	(29,045)
Equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	39,565	59,338
Trading portfolio liabilities	(12,488)	(8,306)
Traded loans [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	7,234	3,140
Trading portfolio liabilities	0	0
Commodities [Member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	105	82
Trading portfolio liabilities	£ 0	£ 0

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .